Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Demand, non-interest bearing	$ 71,318	$ 64,751
NOW and Money Market	90,349	93,056
Savings	56,382	50,715
Time deposits, $100,000 or more	33,007	33,033
Other time deposits	135,695	145,110
Total deposits	$ 386,751	$ 386,665